Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Allowance for Doubtful Accounts
Balance at beginning of the year		¥ 4,516	¥ 1,800
Charged to (write-back against) cost and expenses	$ 1,586	10,904	2,716	¥ 5,270
Write-off of receivable balances and corresponding provisions		(1,000)		(3,470)
Balance at end of the year		¥ 14,420	¥ 4,516	¥ 1,800